ACCRUED INTEREST RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,206	$ 1,508
Collateralized Mortgage Obligations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	924	1,265
Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	196	161
Federal Home Loan Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 86	$ 82